UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 14, 2008


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 92


Form 13F Information Table Value Total: $134,527





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2609    32960 SH       SOLE                    29685              3275
Allied Irish                   COM              019228402      412     9550 SH       SOLE                     9550
Altria Group                   COM              02209S103      593    26706 SH       SOLE                    24631              2075
American Int'l Group           COM              026874107     1981    45795 SH       SOLE                    39195              6600
Anheuser-Busch                 COM              035229103     5796   122146 SH       SOLE                   103995             18151
Apollo Group Cl A              COM              037604105      419     9700 SH       SOLE                     6900              2800
Avon Products                  COM              054303102     2155    54495 SH       SOLE                    48570              5925
Bed Bath & Beyond              COM              075896100     1835    62210 SH       SOLE                    51710             10500
Berkshire Hathaway A           COM              084670108     6003       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207    10337     2311 SH       SOLE                     2117               194
Cablevision Systems            COM              12686C109     1607    74966 SH       SOLE                    59300             15666
Cadbury Schweppes              COM              127209302     2037    46065 SH       SOLE                    42140              3925
Cintas Corp.                   COM              172908105      625    21915 SH       SOLE                    17415              4500
Citigroup, Inc.                COM              172967101     2160   100820 SH       SOLE                    84845             15975
Clarcor, Inc.                  COM              179895107      231     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2895    47565 SH       SOLE                    42115              5450
Comcast A SPCL                 COM              20030N200     3277   172750 SH       SOLE                   142600             30150
Comcast Corp. A                COM              20030N101      194    10030 SH       SOLE                    10030
ConocoPhillips                 COM              20825C104      430     5644 SH       SOLE                     5248               396
Costco Wholesale               COM              22160K105     1646    25340 SH       SOLE                    23740              1600
Covidien, Ltd.                 COM              g2552x108      764    17270 SH       SOLE                    14216              3054
D&E Communications             COM              232860106      118    13314 SH       SOLE                    13314
Diageo PLC ADR                 COM              25243Q205      966    11875 SH       SOLE                    11275               600
Donegal Group A                COM              257701201      200    11500 SH       SOLE                    11500
Dress Barn                     COM              261570105      267    20650 SH       SOLE                    20650
Expedia, Inc.                  COM              30212p105      459    20974 SH       SOLE                    20787               187
ExxonMobil Corp.               COM              30231G102     2742    32422 SH       SOLE                    21946             10476
General Electric               COM              369604103      928    25075 SH       SOLE                    23475              1600
Genuine Parts                  COM              372460105      240     5965 SH       SOLE                     5965
Harley Davidson                COM              412822108     2127    56715 SH       SOLE                    47315              9400
Helmerich & Payne              COM              423452101      305     6500 SH       SOLE                     6500
Hershey Company                COM              427866108      250     6630 SH       SOLE                     3630              3000
Home Depot                     COM              437076102      748    26755 SH       SOLE                    21505              5250
IAC/InterActive Corp.          COM              45840Q101      231    11124 SH       SOLE                    10937               187
Int'l Game Tech.               COM              459902102     1202    29900 SH       SOLE                    26300              3600
International Speedway         COM              460335201      248     6015 SH       SOLE                     6015
Interpublic Group              COM              460690100      151    18000 SH       SOLE                    18000
J & J Snack Foods              COM              466032109      266     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     4165    64201 SH       SOLE                    53210             10991
K-Swiss Inc. A                 COM              482686102      249    15750 SH       SOLE                    15750
Kaman Corp.                    COM              483548103      226     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104      203     6550 SH       SOLE                     6550
Laboratory Corp.               COM              50540R409      554     7525 SH       SOLE                     6825               700
Liberty Capital A              COM              53071m302      211    13405 SH       SOLE                    10624              2781
Liberty Entertainment A        COM              53071m500     1314    58030 SH       SOLE                    46906             11124
Liberty Interactive A          COM              53071m104     1073    66484 SH       SOLE                    52575             13909
Lindsay Corp.                  COM              535555106      256     2500 SH       SOLE                     2500
Loews Corp.                    COM              540424108      547    13600 SH       SOLE                     8900              4700
Manpower, Inc.                 COM              56418H100      229     4065 SH       SOLE                     4065
Marathon Oil                   COM              565849106      212     4650 SH       SOLE                     4650
Martin Marietta Matrls.        COM              573284106     2257    21261 SH       SOLE                    16671              4590
McGrath Rentcorp               COM              580589109      200     8300 SH       SOLE                     8300
Medical Services Intl          COM              58463C101        0  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      207     4675 SH       SOLE                     4675
Met-Pro Corp.                  COM              590876306      191    17066 SH       SOLE                    17066
Microsoft Corp.                COM              594918104     5216   183790 SH       SOLE                   151890             31900
Mohawk Industries              COM              608190104     5483    76565 SH       SOLE                    66565             10000
Moody's Corp.                  COM              615369105      990    28420 SH       SOLE                    24720              3700
Nat'l Penn Bancshares          COM              637138108      522    28677 SH       SOLE                    25624              3053
Nestle Reg ADR                 COM              641069406     5162    41155 SH       SOLE                    36205              4950
Novartis AG                    COM              66987v109      592    11550 SH       SOLE                     7825              3725
Nutraceutical Int'l Corp.      COM              67060Y101      181    13900 SH       SOLE                    13900
Penn National                  COM              707569109      210     4800 SH       SOLE                     4800
PepsiCo, Inc.                  COM              713448108      220     3046 SH       SOLE                     3046
Pfizer, Inc.                   COM              717081103      584    27892 SH       SOLE                     9725             18167
Philip Morris Int'l Inc.       COM              718172109     1351    26706 SH       SOLE                    24631              2075
Pioneer Nat'l Res. Co.         COM              723787107      984    20035 SH       SOLE                    16160              3875
Procter & Gamble               COM              742718109      740    10555 SH       SOLE                     8730              1825
Progressive Corp.              COM              743315103     6013   374200 SH       SOLE                   300475             73725
Risk, George Ind.              COM              767720204      194    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2589    61635 SH       SOLE                    53860              7775
Sovereign Bancorp              COM              845905108      448    48064 SH       SOLE                    48064
T J X Companies                COM              872540109     5209   157525 SH       SOLE                   134575             22950
Teledyne Technologies          COM              879360105      235     5000 SH       SOLE                     5000
Telephone & Data Sys.          COM              879433100     1046    26625 SH       SOLE                    23450              3175
Thor Industries                COM              885160101      510    17125 SH       SOLE                    15525              1600
Tiffany & Company              COM              886547108     3566    85230 SH       SOLE                    76880              8350
Timberland Co Cl C             COM              887100105      362    26350 SH       SOLE                    26350
Time Warner                    COM              887317105      587    41900 SH       SOLE                    41000               900
Tyco International             COM              902124106      732    16627 SH       SOLE                    13573              3054
USG Corp.                      COM              903293405     1193    32405 SH       SOLE                    26505              5900
United Health Group            COM              91324P102     2219    64585 SH       SOLE                    53010             11575
Unitrin, Inc.                  COM              913275103      418    11825 SH       SOLE                     8025              3800
Wachovia Corp.                 COM              929903102     1147    42484 SH       SOLE                    42484
Wal-Mart Stores                COM              931142103     3813    72373 SH       SOLE                    62873              9500
Walgreen Co.                   COM              931422109     1295    34000 SH       SOLE                    26200              7800
Washington Post Cl B           COM              939640108     4696     7099 SH       SOLE                     6039              1060
Wells Fargo                    COM              949746101     1791    61530 SH       SOLE                    43845             17685
Whirlpool Corp.                COM              963320106     2229    25690 SH       SOLE                    20190              5500
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Wrigley (Wm.), Jr.             COM              982526105      314     5000 SH       SOLE                     5000
Fulton Financial               COM              360271100      136    11046 SH       SOLE                    11046